BALANCE SHEETS COMPONENTS - Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses
Engineering, design, and testing			$ 14,871	$ 8,016
Software subscriptions			4,531	1,875
Prepayments for Arizona manufacturing equipment			80	13,895
Vehicle engineering			20	4,855
Other			2,338	969
Total prepaid expenses	$ 41,276	$ 21,660	$ 21,840	$ 29,610